Derivative Instruments and Hedging Activity: (Details 3) (Not designated as hedging instruments, USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 7,754,437	$ 3,056,053
Commodity derivative contracts | Unrealized loss on derivatives
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 7,754,437	$ 3,056,053